Investments in Unconsolidated Subsidiaries and Affiliates - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Schedule Of Equity Method Investments [Line Items]
Recognized loss on the sale of investment	$ (26)	$ (35)
Al Ghazi Tractors Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			43.00%
Turk Traktor re Ziraat Makineteri A.S. [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			37.00%
New Holland HFT Japan Inc. [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			50.00%
CNH de Mexico S.A. de C.V. [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			50.00%
CNH Industrial Capital Europe S.A.S. [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			50.00%
Naveco (Nanjing Iveco Motor Co.) Ltd [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			50.00%
SAIC Iveco Commercial Vehicle Investment Company Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			50.00%
Transolver Finance Establecimiento Financiero de Credito S.A. [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			50.00%
Kobelco Construction Machinery Co Ltd
Schedule Of Equity Method Investments [Line Items]
Ownership interest sold		20.00%